Share capital - Changes in stock option plan (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure of classes of share capital [abstract]
Beginning balance (in shares) | shares	5,756	4,835
Granted (in shares) | shares	1,291	1,708
Exercised (in shares) | shares	(755)	(203)
Forfeited (in shares) | shares	(1,213)	(339)
Expired (in shares) | shares	(228)	(245)
Ending balance (in shares) | shares	4,851	5,756
Beginning balance (in CAD per share) | $ / shares	$ 1,580,000	$ 1,590,000
Granted (in CAD per share) | $ / shares	2,180,000	2,060,000.00
Exercised (in CAD per share) | $ / shares	1,170,000	1,180,000
Forfeited (in CAD per share) | $ / shares	1,980,000	2,000,000.00
Expired (in CAD per share) | $ / shares	3,890,000	4,820,000
Ending balance (in CAD per share) | $ / shares	$ 1,590,000	$ 1,580,000